ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for cross fire New Mobile Game	$ 7,990,468	¥ 56,453,454	$ 8,259,345	¥ 57,499,910	¥ 57,499,910
Professional services	2,084,311	14,725,865	1,701,390	11,844,738	6,879,775
Staff cost related payables	1,101,065	7,779,131	1,415,011	9,851,024	4,245,967
Office expenses	5,707	40,322	508,991	3,543,495	3,377,709
Other payables	260,435	1,840,000	508,489	3,540,000	1,840,000
Utility Fee			236,490	1,646,394	1,547,898
Product development services	466,874	3,298,512	130,269	906,906	892,216
Others	312,898	2,210,652	618,860	4,308,376	5,007,831
Total	$ 12,221,758	¥ 86,347,936	$ 13,378,845	¥ 93,140,843	¥ 81,291,306